Transition to IFRS 9 and IFRS 15 Impact of IFRS 9 and IFRS 15 (Details) - GBP (£) £ in Millions	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2017	Mar. 31, 2017
Non-current assets
Goodwill	£ 5,860	£ 5,444
Other intangible assets	990	899
Property, plant and equipment	42,661	39,853
Other non-current assets	96	115
Pension assets	1,754	1,409
Financial and other investments	613	899
Investments in joint ventures and associates	670	2,168
Derivative financial assets	1,159	1,319
Total non-current assets	53,803	52,106
Current assets
Inventories and current intangible assets	440	341
Trade and other receivables	2,335	2,798
Current tax assets	89	114
Financial and other investments	1,658	2,694	£ 2,573	£ 8,741
Derivative financial assets	189	405
Cash and cash equivalents	130	329	39	1,139
Total current assets	6,962	6,681
Assets	60,765	58,787
Current liabilities
Borrowings	(4,134)	(4,447)
Derivative financial liabilities	(355)	(401)
Trade and other payables	(3,144)	(3,453)
Contract liabilities	(26)	0
Current tax liabilities	(137)	(123)
Provisions	(379)	(273)
Current liabilities	(8,225)	(8,697)
Non-current liabilities
Borrowings	(23,510)	(22,178)
Derivative financial liabilities	(780)	(660)
Other non-current liabilities	(868)	(1,317)
Contract liabilities	(834)	0
Deferred tax liabilities	(3,902)	(3,636)
Pensions and other post-retirement benefit obligations	(1,424)	(1,672)
Provisions	(1,887)	(1,779)
Non-current liabilities	(33,205)	(31,242)
Liabilities	(41,430)	(39,939)
Assets (liabilities)	19,335	18,848
Equity
Share capital	457	452
Share premium account	1,316	1,321
Retained earnings	21,587	21,599
Other equity reserves	(4,043)	(4,540)
Total shareholders’ equity	19,317	18,832
Non-controlling interests	18	16
Total equity	£ 19,335	18,848	£ 16,872	£ 20,384
Previously stated [member]
Non-current assets
Goodwill		5,444
Other intangible assets		899
Property, plant and equipment		39,853
Other non-current assets		115
Pension assets		1,409
Financial and other investments		899
Investments in joint ventures and associates		2,168
Derivative financial assets		1,319
Total non-current assets		52,106
Current assets
Inventories and current intangible assets		341
Trade and other receivables		2,798
Current tax assets		114
Financial and other investments		2,694
Derivative financial assets		405
Cash and cash equivalents		329
Total current assets		6,681
Assets		58,787
Current liabilities
Borrowings		(4,447)
Derivative financial liabilities		(401)
Trade and other payables		(3,453)
Contract liabilities		0
Current tax liabilities		(123)
Provisions		(273)
Current liabilities		(8,697)
Non-current liabilities
Borrowings		(22,178)
Derivative financial liabilities		(660)
Other non-current liabilities		(1,317)
Contract liabilities		0
Deferred tax liabilities		(3,636)
Pensions and other post-retirement benefit obligations		(1,672)
Provisions		(1,779)
Non-current liabilities		(31,242)
Liabilities		(39,939)
Assets (liabilities)		18,848
Equity
Share capital		452
Share premium account		1,321
Retained earnings		21,599
Other equity reserves		(4,540)
Total shareholders’ equity		18,832
Non-controlling interests		16
Total equity		18,848
Increase (decrease) due to application of IFRS 9 [Member]
Non-current assets
Goodwill		0
Other intangible assets		0
Property, plant and equipment		0
Other non-current assets		0
Pension assets		0
Financial and other investments		0
Investments in joint ventures and associates		0
Derivative financial assets		0
Total non-current assets		0
Current assets
Inventories and current intangible assets		0
Trade and other receivables		0
Current tax assets		0
Financial and other investments		0
Derivative financial assets		0
Cash and cash equivalents		0
Total current assets		0
Assets		0
Current liabilities
Borrowings		0
Derivative financial liabilities		0
Trade and other payables		0
Contract liabilities		0
Current tax liabilities		0
Provisions		0
Current liabilities		0
Non-current liabilities
Borrowings		(32)
Derivative financial liabilities		0
Other non-current liabilities		0
Contract liabilities		0
Deferred tax liabilities		5
Pensions and other post-retirement benefit obligations		0
Provisions		0
Non-current liabilities		(27)
Liabilities		(27)
Assets (liabilities)		(27)
Equity
Share capital		0
Share premium account		0
Retained earnings		(99)
Other equity reserves		72
Total shareholders’ equity		(27)
Non-controlling interests		0
Total equity		(27)
Increase (decrease) due to application of IFRS 15 [member]
Non-current assets
Goodwill		0
Other intangible assets		0
Property, plant and equipment		0
Other non-current assets		0
Pension assets		0
Financial and other investments		0
Investments in joint ventures and associates		0
Derivative financial assets		0
Total non-current assets		0
Current assets
Inventories and current intangible assets		0
Trade and other receivables		(3)
Current tax assets		2
Financial and other investments		0
Derivative financial assets		0
Cash and cash equivalents		0
Total current assets		(1)
Assets		(1)
Current liabilities
Borrowings		0
Derivative financial liabilities		0
Trade and other payables		27
Contract liabilities		(21)
Current tax liabilities		0
Provisions		0
Current liabilities		6
Non-current liabilities
Borrowings		0
Derivative financial liabilities		0
Other non-current liabilities		530
Contract liabilities		(776)
Deferred tax liabilities		72
Pensions and other post-retirement benefit obligations		0
Provisions		0
Non-current liabilities		(174)
Liabilities		(168)
Assets (liabilities)		(169)
Equity
Share capital		0
Share premium account		0
Retained earnings		(169)
Other equity reserves		0
Total shareholders’ equity		(169)
Non-controlling interests		0
Total equity		(169)
Currently stated [member]
Non-current assets
Goodwill		5,444
Other intangible assets		899
Property, plant and equipment		39,853
Other non-current assets		115
Pension assets		1,409
Financial and other investments		899
Investments in joint ventures and associates		2,168
Derivative financial assets		1,319
Total non-current assets		52,106
Current assets
Inventories and current intangible assets		341
Trade and other receivables		2,795
Current tax assets		116
Financial and other investments		2,694
Derivative financial assets		405
Cash and cash equivalents		329
Total current assets		6,680
Assets		58,786
Current liabilities
Borrowings		(4,447)
Derivative financial liabilities		(401)
Trade and other payables		(3,426)
Contract liabilities		(21)
Current tax liabilities		(123)
Provisions		(273)
Current liabilities		(8,691)
Non-current liabilities
Borrowings		(22,210)
Derivative financial liabilities		(660)
Other non-current liabilities		(787)
Contract liabilities		(776)
Deferred tax liabilities		(3,559)
Pensions and other post-retirement benefit obligations		(1,672)
Provisions		(1,779)
Non-current liabilities		(31,443)
Liabilities		(40,134)
Assets (liabilities)		18,652
Equity
Share capital		452
Share premium account		1,321
Retained earnings		21,331
Other equity reserves		(4,468)
Total shareholders’ equity		18,636
Non-controlling interests		16
Total equity		£ 18,652